U.S. SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2
             Read instructions at end of Form before preparing Form.
                              Please print or type.

1. Name and address of issuer:      THORNBURG LIMITED TERM MUNICIPAL
                                    FUND,INC.
                                    119 E. MARCY STREET - SUITE 202
                                    SANTA FE, NEW MEXICO 87501
2. Name of each series or class of funds for which this notice is filed:
   Thornburg Limited Term Municipal Fund, National Portfolio - Classes
   A, C, & I
   Thornburg Limited Term Municipal Fund, California Portfolio - Classes
   A, C, & I
3. Investment Company Act File Number:                        No. 811-4302
   Securities Act File Number:                                No. 002-89526
4. Last day of fiscal year for which this notice is filed:    June 30,1997
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the 24f-2 declaration: N/A
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A
7.Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: NONE

9.    Number and aggregate sale price of securities sold during the fiscal year:
      Shares Dollars
         Thornburg Limited Muni. Fund - National Port. -
         Class A                               8,168,627         $110,242,028
         Thornburg Limited Muni. Fund - National Port. -
         Class C                                 783,570           10,571,456
         Thornburg Limited Muni. Fund - National Port. -
         Class I                               2,915,809           39,082,796


         Thornburg Limited Muni. Fund - California Port. -
         Class A                               1,127,372          $14,459,413
         Thornburg Limited Muni. Fund - California Port. -
         Class C                                 360,237            4,597,051
         Thornburg Limited Muni. Fund - California Port. -
         Class I                                 309,314            3,929,541

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                                 Shares              Dollars
         Thornburg Limited Muni. Fund - National Port. -
         Class A                               8,168,627         $110,242,028
         Thornburg Limited Muni. Fund - National Port. -
         Class C                                 783,570           10,571,456
         Thornburg Limited Muni. Fund - National Port. -
         Class I                               2,915,809           39,082,796

         Thornburg Limited Muni. Fund - California Port. -
         Class A                               1,127,372          $14,459,413
         Thornburg Limited Muni. Fund - California Port. -
         Class C                                 360,237            4,597,051
         Thornburg Limited Muni. Fund - California Port. -
         Class I                                 309,314            3,929,541

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                                 Shares              Dollars
         Thornburg Limited Muni. Fund - National Port. -
         Class A                               2,018,378          $27,066,503
         Thornburg Limited Muni. Fund - National Port. -
         Class C                                  48,023              645,052
         Thornburg Limited Muni. Fund - National Port. -
         Class I                                  38,699              518,582

         Thornburg Limited Muni. Fund - California Port. -
         Class A                                 217,589           $2,764,826
         Thornburg Limited Muni. Fund - California Port. -
         Class C                                   9,592              121,990
         Thornburg Limited Muni. Fund - California Port. -
         Class I                                   1,831               23,299

12. Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2
     (from Item 10):                                            $ 182,882,285

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans
     (from Item 11, if applicable):                     +          31,140,252

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year
     (if applicable):                                   -       $ 214,022,537

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule
     24e-2 (if applicable):                             +                   0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i),  plus line (ii), less line  (iii),  plus line (iv)} (if applicable):
                                                        =                   0

     (vi)Multiplier prescribed by Section 6(b) of the Securities Act of
     1933 or other applicable law or regulation (see Instruction C.6):
                                                        x            1 / 3300

    (vii)Fee due {line (i) or line (v) multiplied by
    line (vi)}:                                         =                  $0

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within
         60 days after the close of the issuer's fiscal year. See
Instruction C.3.



13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
   (17 CFR 202.3a)

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                                   N/A (no fees are due)

                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



     By (Signature & Title)* /s/ STEVEN J. BOHLIN - VICE PRESIDENT

     STEVEN J. BOHLIN  -  VICE PRESIDENT

     Date:  AUGUST 20, 1997

                     * Please print the name and title of the signing officer below the signature.